DEPOSITS	12 Months Ended
Dec. 31, 2010
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 69,560, which approximates USD 100,000, was EUR 539,376 thousand at December 31, 2010. At December 31, 2010, interest-bearing deposits with scheduled maturities in excess of one year were EUR 656,107 EUR thousand.

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	151,123	176,785	327,908	3,221,218	131,267	3,352,485
Private sector:
Corporations	3,690,658	4,996,019	8,686,677	3,268,323	6,687,729	9,956,052
Individuals	47,855,096	8,620,645	56,475,741	42,006,925	10,113,819	52,120,744
Interbank	11,660,997	4,984,526	16,645,523	24,261,740	1,607,811	25,869,551
Total interest bearing deposits	63,357,874	18,777,975	82,135,849	72,758,206	18,540,626	91,298,832
Non-interest bearing:
Public sector	1,908,245	46,793	1,955,038	132,164	47,256	179,420
Private sector:
Corporations	1,772,987	618,753	2,391,740	666,511	721,179	1,387,690
Individuals	537,288	524,595	1,061,883	261,623	510,278	771,901
Interbank	121,529	168,372	289,901	55,005	202,633	257,638
Total non-interest bearing deposits	4,340,049	1,358,513	5,698,562	1,115,303	1,481,346	2,596,649
Total:
Public sector	2,059,368	223,578	2,282,946	3,353,382	178,523	3,531,905
Private sector:
Corporations	5,463,645	5,614,772	11,078,417	3,934,834	7,408,908	11,343,742
Individuals	48,392,384	9,145,240	57,537,624	42,268,548	10,624,097	52,892,645
Interbank	11,782,526	5,152,898	16,935,424	24,316,745	1,810,444	26,127,189
Total deposits	67,697,923	20,136,488	87,834,411	73,873,509	20,021,972	93,895,481

Included in the above table are interest bearing deposits of EUR 808,669 thousand and EUR 1,240,756 thousand for 2009 and 2010 respectively for which the Group has elected the fair value option. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 “Financial Instruments”. During 2009 and 2010 losses of EUR (13,462) thousand and EUR (12,389) thousand, respectively, relating to fair value changes of these deposits were included in Net trading loss.

Included in domestic interest bearing deposits is the funding from the European Central Bank (through the Bank of Greece) amounting to EUR 11,049,792 thousand and EUR 24,214,517 thousand for 2009 and 2010 respectively.